Related parties and related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Name
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2022, 2023 and 2024:

	Name of related parties	Relationship with the Company
Before July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Significant influence on the Company and its subsidiaries

F r om July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Ultimate controlling shareholder of the Company and its subsidiari e s

Summary of Related Party Transactions
The following are the significant related party transactions with Ping An Group and its subsidiaries during the period :

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Technology platform based income	1,529,485	514,936	91,005

Other income	1,478,096	1,109,802	1,275,058

Investment income	338,252	158,552	74,114

Finance costs-Interest income	419,415	415,748	281,260

Finance costs-Interest expense	25,435	14,115	20,824

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses	3,173,350	2,136,087	1,566,975

Other gains/(losses)-net	350,329	(70,671)	25,431

Summary of Related Party Transactions Outstanding
The following are the significant related party balances with Ping An Group and its subsidiaries during as of period end:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Cash	14,366,558	10,976,913	10,621,118

Restricted cash	19,605,104	7,172,837	5,647,728

Account and other receivables and contract assets and other assets (i)	2,998,401	1,510,804	2,189,140

Accounts and other payables and contract liabilities and other liabilities (i)	1,190,455	1,639,698	1,464,914

Financial assets at amortized cost	2,504,622	1,501,013	1,500,582

Borrowings	820,716	—	818,986

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities (i) (ii)	3,839,817	3,910	3,910

(i)	The balances with related parties were unsecured, interest-free and repayable on demand.
These non-trade balances with related parties were mainly for treasury management purposes which are collectable or repayable on demand or within one year.

(ii)	No cash dividends were paid to both An Ke and PAOH in 2024 (2023: USD51 million and USD34 million, 2022: USD291 million and USD194 million).

Summary of Compensation of key Management Personnel	The following table sets forth the compensations paid or payable to key management for employee services:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonus	29,698	26,074	37,412
Other social security costs, housing benefits and other employee benefits	7,058	7,267	6,262
Pension costs - defined contribution plans	363	359	374
Share-based payment	22,719	(19,049)	(2,294)

	59,838	14,651	41,754